Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Jun. 30, 2021
CURRENT ASSETS
Cash	$ 6,416,998	$ 59,413
Short-term investment	10,000,000
Prepayments and other receivables	27,598	7,436
Total current assets	16,444,596	66,849
OTHER ASSETS
Property and equipment, net	712,594	81,865
Deferred offering costs		172,314
Long-term deposits	114,302	19,106
Right-of-use assets, net	747,426
Total other assets	1,574,322	273,285
Total assets	18,018,918	340,134
CURRENT LIABILITIES
Shareholder’s loans		431,969
Accrued expenses	151,127	572,990
Other payables - related parties	15,650	82,812
Operating lease liabilities – current	410,987
Convertible note payable – related party		3,250,000
Total current liabilities	577,764	4,337,771
NON CURRENT LIABILITIES
Operating lease liabilities – non – current	360,268
Total liabilities	938,032	4,337,771
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY (DEFICIT)
Ordinary shares, $0.00001 par value, 100,000,000,000 shares authorized, and 13,012,866 shares and 10,000,000 shares issued and outstanding as of June 30, 2022 and 2021, respectively	130	100
Additional paid-in capital	28,509,304	256
Accumulated deficit	(11,443,936)	(3,997,993)
Total equity (deficit) attributed to shareholders of the Company	17,065,498	(3,997,637)
Non-controlling interest	15,388
Total shareholders’ equity (deficit)	17,080,886	(3,997,637)
Total liabilities and shareholders’ equity (deficit)	$ 18,018,918	$ 340,134